Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Depositor”)

Goldman Sachs Mortgage Company

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

(collectively, the “Specified Parties”)

Re:	GS Mortgage Securities Corporation Trust 2026-505S (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2026-505S (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 30 September 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter or on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 September 2026

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a fixed rate commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured primarily by a commercial property (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property that is expected to be as of 8 October 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date and
b.	Anticipated Repayment Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”) and
ii.	Remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”) and
c.	Use the “Mortgage Loan Original Balance ($),” as shown on the Final Data File, for:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Anticipated Repayment Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.) and
c.	Seasoning,
as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.) and
ii.	Remaining Interest-Only Period (Mos.)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

8.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Payment ($) and
ii.	Mortgage Loan Annual Debt Service ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Payment ($),” as shown on the Final Data File.

Attachment A Page 5 of 5

9.	Using the:
a.	Mortgage Loan Annual Debt Service ($),
b.	Underwritten Net Operating Income ($),
c.	Underwritten Net Cash Flow ($),
d.	Mortgage Loan Cut-off Date Balance ($),
e.	Mortgage Loan Balloon Balance ($),
f.	As-Is Appraised Value ($) and
g.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Underwritten NOI Debt Yield,
iv.	Underwritten NCF Debt Yield,
v.	Mortgage Loan Cut-off Date LTV Ratio (%),
vi.	Mortgage Loan LTV Ratio at Maturity (%),
vii.	% of Initial Loan Balance and
viii.	Loan Per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i., ii. and viii. above to two decimal places and
b.	Round the characteristics listed in iii. through vii. above to the nearest 1/10th of one percent.

10.	Using the:
a.	Administrative Fee Rate (%) and
b.	Mortgage Loan Rate (%),

as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	22 September 2026

Cash Management Agreement (see Note 1)	29 September 2026

Environmental Indemnity Agreement (see Note 1)	18 September 2026

Organizational Chart	September 2026

Guaranty Agreement (see Note 1)	18 September 2026

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	1 September 2026

Engineering Report	24 August 2026

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Borrower Rent Roll	28 September 2026

Phase I Environmental Report	24 August 2026

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Property Market Data	Not Dated

Property Submarket Data	Not Dated

Property Management Agreements	Various

Insurance Risk Analysis (see Note 1)	23 September 2026

Pro Forma Title Policy	Not Dated

Lease Documents	Various

Lease Summary	28 September 2026

Note(s):

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwritten Rent Roll
Occupancy (%)	Borrower Rent Roll and Lease Summary
Occupancy Date	Borrower Rent Roll and Lease Summary
Rent Steps Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
As-Stabilized Appraisal Value ($)	Appraisal Report
Engineering Report Date	Engineering Report
Flood Zone	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Earthquake Insurance Required (Y/N)	Engineering Report
Blanket Insurance Policy (Y/N)	Insurance Risk Analysis
Single Tenant (Y/N)	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant by UW Gross Rent	Underwritten Rent Roll
Largest Tenant Sq Ft by UW Gross Rent	Underwritten Rent Roll
Largest Tenant Lease Expiration by UW Gross Rent	Underwritten Rent Roll
Second Largest Tenant by UW Gross Rent	Underwritten Rent Roll
Second Largest Tenant Sq Ft by UW Gross Rent	Underwritten Rent Roll
Second Largest Tenant Lease Expiration by UW Gross Rent	Underwritten Rent Roll
Third Largest Tenant by UW Gross Rent	Underwritten Rent Roll
Third Largest Tenant Sq Ft by UW Gross Rent	Underwritten Rent Roll
Third Largest Tenant Lease Expiration by UW Gross Rent	Underwritten Rent Roll
Fourth Largest Tenant by UW Gross Rent	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft by UW Gross Rent	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration by UW Gross Rent	Underwritten Rent Roll
Fifth Largest Tenant by UW Gross Rent	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft by UW Gross Rent	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration by UW Gross Rent	Underwritten Rent Roll

Underwriting Information:

Characteristic	Source Document(s)

2023 EGI Date	Underwriter’s Summary Report
2023 EGI ($)	Underwriter’s Summary Report
2023 Expenses ($)	Underwriter’s Summary Report
2023 NOI ($)	Underwriter’s Summary Report
2023 NCF ($)	Underwriter’s Summary Report
2024 EGI Date	Underwriter’s Summary Report
2024 EGI ($)	Underwriter’s Summary Report
2024 Expenses ($)	Underwriter’s Summary Report
2024 NOI ($)	Underwriter’s Summary Report
2024 NCF ($)	Underwriter’s Summary Report
2025 EGI Date	Underwriter’s Summary Report
2025 EGI ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Mortgage Loan Agreement
Upfront Insurance Reserve ($)	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Upfront Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Upfront Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Period	Mortgage Loan Agreement
Due Date	Mortgage Loan Agreement
Grace Period – Late Fee	Mortgage Loan Agreement
Grace Period – Default	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Lockbox	Mortgage Loan Agreement
Cash Management	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Yield Maintenance Index	Mortgage Loan Agreement
Yield Maintenance Discount	Mortgage Loan Agreement
Yield Maintenance Margin	Mortgage Loan Agreement
Yield Maintenance Calculation Method	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Terrorism Insurance Required (Y/N)	Mortgage Loan Agreement
Condominium Present?	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Letter of Credit?	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Borrower Name	Organizational Chart
Tenant In Common (Y/N)	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Performance Test Trigger Level	Mortgage Loan Agreement
Sponsor	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Property Manager	Property Management Agreements
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the:

a.	Address,

b.	City and

c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the “As-Is Appraised Value ($)” and “As-Is Appraisal Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the “Hypothetical As If Stabilized Today” appraised value and date, respectively, as shown in the appraisal report Source Document.

Exhibit 2 to Attachment A Page 6 of 6

4.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) or manager(s) to deposit all rents collected from residential tenants into a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” if funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

6.	For the purpose of comparing the “Earthquake Insurance Required (Y/N)” characteristic, the Depositor instructed us to use “No” if the applicable Source Document(s) do not indicate that the Property is located in seismic zone 3 or 4 and the “PML or SEL(%) characteristic is not greater than 20%.

7.	For the purpose of comparing the “Occupancy (%)” characteristic, the Depositor instructed us to consider any units labeled as “Firm” on the lease summary Source Document as occupied on the borrower rent roll Source Document.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Control Number
Loan / Property Flag
Number of Properties
Mortgage Loan Seller
Property Name
Pari Passu Split (Y/N)
Administrative Fee Rate (%)
Mortgage Loan Rate (%)
First P&I Due Date
Lockout Period
Lockout Expiration Date
Other Subordinate Debt Balance ($)
Other Subordinate Debt Type
Environmental Phase II Report Date
Letter of Credit Balance ($)
Letter of Credit Description
Origination Date
Loan Purpose
Ground Lease (Y/N)
Annual Ground Lease Payment ($)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Cross-Collateralized (Y/N)
Crossed Group
Environmental Insurance Required (Y/N)
Upfront Other Reserve ($)
PML or SEL (%)
Seismic Report Date

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Hyper Am Loan Maturity Date
Hyper-Am Coupon
Hyper-Am Monthly Payment ($)
Hyper-Am Annual Payment ($)
Hyper-Am NOI DSCR (x)
Hyper-Am NCF DSCR (x)
Anticipated Repayment Date
First Due Date
Last IO Due Date
Mortgage Loan Original Balance ($)
Prepayment Begin Date
Prepayment End Date
Open Period Begin Date
Open Period (Payments) Prepayment Provision
Upfront Deferred Maintenance Reserve ($)
Upfront Other Reserve ($)
Ongoing RE Tax Reserve ($)
Ongoing Insurance Reserve ($)
Ongoing Replacement Reserve ($)
Ongoing TI/LC Reserve ($)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.